Acquisitions (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 Three separate acquisitions item
Acquisitions
Number of business combination agreements	2	3
Cash paid to acquire ownership interests	$ 14,000	$ 6,400
Long-term debt assumed		$ 600